As filed with the U.S. Securities and Exchange Commission on October 30, 2017

File No. 002-73948

File No. 811-03258

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 218	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 219

(Check appropriate box or boxes.)

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX        78746

(Address of Principal Executive Office)  (Zip Code)

Registrant’s Telephone Number, including Area Code     (512) 306-7400

Catherine L. Newell, Esquire, President and General Counsel

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One

Austin, TX        78746

(Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell, Esquire

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8048

It is proposed that this filing will become effective (check appropriate box):

 X     immediately upon filing pursuant to paragraph (b)

____ on [Date] pursuant to paragraph (b)

____ 60 days after filing pursuant to paragraph (a)(1)

____ on [Date] pursuant to paragraph (a)(1)

____ 75 days after filing pursuant to paragraph (a)(2)

____ on [Date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 218/219 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 30th day of October, 2017.

DFA INVESTMENT DIMENSIONS GROUP INC.
(Registrant)
By:	/s/Catherine L. Newell *
Catherine L. Newell, President and General Counsel
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment Nos. 218/219 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/David G. Booth*	Director and	October 30, 2017
David G. Booth	Chairman

/s/ Gerard K. O’Reilly*	Co-Chief Executive Officer and	October 30, 2017
Gerard K. O’Reilly	Chief Investment Officer

/s/David P. Butler*	Co-Chief Executive Officer	October 30, 2017
David P. Butler

/s/Gregory K. Hinkle*	Chief Financial Officer,	October 30, 2017
Gregory K. Hinkle	Treasurer and Vice President

/s/George M. Constantinides*	Director	October 30, 2017
George M. Constantinides

/s/Douglas W. Diamond*	Director	October 30, 2017
Douglas W. Diamond

/s/John P. Gould*	Director	October 30, 2017
John P. Gould

/s/Roger G. Ibbotson*	Director	October 30, 2017
Roger G. Ibbotson

/s/Edward P. Lazear*	Director	October 30, 2017
Edward P. Lazear

/s/Myron S. Scholes*	Director	October 30, 2017
Myron S. Scholes

/s/Abbie J. Smith*	Director	October 30, 2017
Abbie J. Smith

* By:	/s/Carolyn L. O
Carolyn L. O
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase